Credit Impairment Losses - Summary of Credit Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit impairment losses [abstract]
Loans to customers	¥ 6,573,590	¥ 7,175,389	¥ 2,441,111
Financing guarantee contracts	5,520,883	7,660,622	2,933,903
Accounts and other receivables and contract assets	629,124	1,140,937	991,903
Financial assets at amortized cost	(27,765)	575,161	272,909
Others	1,476	(1,644)	3,901
Credit impairment losses	¥ 12,697,308	¥ 16,550,465	¥ 6,643,727